January 5, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  iShares, Inc. (the "Company") File Nos. 811-9102 & 33-97598

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the prospectuses and statement of additional information for the Funds of the Company, dated January 1, 2007, do not differ from those contained in Post-Effective Amendment No. 31, filed electronically on December 22, 2006, to the Trust’s Registration Statement on Form N-1A.

Please address all questions regarding this filing to the undersigned at (415) 597-2850.

Very truly yours,

/s/ Deepa Damre

Deepa Damre, Esq.